Geographic Area and Products and Services Information - Summary of Net Sales for Services and Products (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Entity Wide Information Revenue From External Customer [Line Items]
Total services	$ 598.6	$ 628.6	$ 638.2
Total products	384.9	420.9	441.9
Total net sales	983.5	1,049.5	1,080.1
Capital Markets
Entity Wide Information Revenue From External Customer [Line Items]
Total services	387.6	431.0	442.3
Total products	168.5	193.9	203.7
Investment Markets
Entity Wide Information Revenue From External Customer [Line Items]
Total services	143.2	139.1	140.7
Total products	199.1	204.0	211.2
Language Solutions and other
Entity Wide Information Revenue From External Customer [Line Items]
Total services	67.8	58.5	55.2
Total products	$ 17.3	$ 23.0	$ 27.0